OTHER LIABILITIES	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of June 30, 2022 and December 31, 2021 is as follows:

	June 30, 2022	December 31, 2021
	(in millions)
Warranty and campaign programs	$484	$526
Marketing and sales incentive programs	1,351	1,325
Tax payables	446	671
Accrued expenses and deferred income	493	559
Accrued employee benefits	416	544
Lease liabilities	227	196
Legal reserves and other provisions	208	187
Contract reserve	11	12
Contract liabilities	26	20
Restructuring reserve	26	29
Other	602	692
Total	$4,290	$4,761
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2022 and 2021 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Balance at beginning of period	$501	$499	$526	$507
Current year additions	117	108	185	192
Claims paid	(115)	(93)	(210)	(178)
Currency translation adjustment and other	(19)	12	(17)	5
Balance at end of period	$484	$526	$484	$526

Restructuring Expense
The Company incurred restructuring expenses of $6 million and $5 million during the three months ended June 30, 2022 and 2021, respectively. The Company incurred restructuring expenses of $8 million and $6 million during the six months ended June 30, 2022 and 2021, respectively.